Organization - Schedule of Company's Subsidiaries, VIE and Subsidiaries of VIE (Detail)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Nov. 16, 2016
QD Data Limited (“Qudian HK”) [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Dec. 02, 2016
Place of incorporation	Hong Kong (“HK”)
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
QD Technology Limited (“Qudian BVI”) [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Nov. 23, 2016
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. ("Qufenqi Ganzhou") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Sep. 05, 2016
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding, research and development
Qudian Inc. Equity Incentive Trust ("Share Based Payment Trust") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Dec. 30, 2016
Place of incorporation	HK
Principal activities	Employee benefits
Qufenqi (HK) Limited [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Apr. 28, 2014
Place of incorporation	HK
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Xiamen Qudian Financial Lease Limited [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Apr. 21, 2017
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Financial lease
Tianjin Qudian Financial Lease Co., Ltd. [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Jan. 19, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Financial lease
Xiamen Happy Time Technology Co., Ltd. [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Sep. 05, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Technology development and service
Beijing Happy Time Technology Development Co., Ltd. ("Beijing Happy Time") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Apr. 09, 2014
Place of incorporation	PRC
Percentage of legal ownership by the Company
Principal activities	Technology development and service, sale of products
Ganzhou Qudian Technology Company Limited [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Nov. 25, 2016
Place of incorporation	PRC
Percentage of legal ownership by the Company
Principal activities	Technology development and service, sale of products
Hunan Qudian Technology Development Company Limited [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Nov. 02, 2016
Place of incorporation	PRC
Percentage of legal ownership by the Company
Principal activities	Technology development and service, sale of products
Xiamen Qudian Technology Company Limited [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Apr. 01, 2017
Place of incorporation	PRC
Percentage of legal ownership by the Company
Principal activities	Technology development and service, sale of products
Xiamen Weipujia Technology Company Limited [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Jun. 06, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company
Principal activities	Household service